Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 48,138	$ 46,845
Receivables, net of allowance for bad debts of $1.3 million (2025: $1.3 million)	55,028	47,537
Prepaid expenses and other assets	4,757	3,687
Advances and deposits	2,297	4,869
Inventories	13,966	8,912
Total current assets	124,186	111,850
Non-current assets
Investments and other assets, net	4,918	4,983
Vessels and vessel equipment, net	599,435	638,123
Deferred drydock expenditures, net	22,516	27,068
Advances for vessel equipment	481	0
Deferred finance fees, net	4,479	4,920
Operating lease, right-of-use assets	1,545	1,780
Total non-current assets	633,374	676,874
TOTAL ASSETS	757,560	788,724
Current liabilities
Accounts payable	5,519	5,066
Accrued expenses and other liabilities	12,965	18,585
Deferred revenue	3,810	1,598
Current portion of operating lease obligations	502	598
Total current liabilities	22,796	25,847
Non-current liabilities
Non-current portion of long-term debt	33,381	127,000
Non-current portion of operating lease obligations	1,097	1,272
Other non-current liabilities	268	268
Total non-current liabilities	34,746	128,540
TOTAL LIABILITIES	57,542	154,387
Stockholders' equity
Common stock	444	443
Additional paid in capital	479,779	478,619
Treasury stock	(33,524)	(33,524)
Retained earnings	253,319	188,799
Total stockholders' equity	700,018	634,337
TOTAL LIABILITIES AND EQUITY	$ 757,560	$ 788,724